                                   TOUCHSTONE

                                VARIABLE ANNUITY


                                   TOUCHSTONE

                                     SELECT

                                VARIABLE ANNUITY


                             * Emerging Growth
                             * International Equity
                             * Income Opportunity
                             * Value Plus
                             * Growth & Income
                             * Balanced
                             * Bond
                             * Standby Income



                               SEMIANNUAL REPORT
                                 JUNE 30, 1998

7141-9806

This booklet contains the Semi-Annual Reports which reflect the results of the TOUCHSTONE VARIABLE ANNUITY and the TOUCHSTONE SELECT VARIABLE ANNUITY, flexible purchase payment deferred variable annuity contracts, issued by WESTERN-SOUTHERN LIFE ASSURANCE COMPANY ("Western-Southern"). Included in this booklet are the Semi-Annual reports for Western-Southern's Separate Account 1 and the investment portfolios underlying the Touchstone Variable Annuity and the Touchstone Select Variable Annuity. These Semi-Annual Reports are bound together for your convenience.

Dear Fellow Contract Owner:

     As pleased overall as we are with our investment performance at Touchstone during the past 6 months, we must be realistic. Over most of the century, for example, the U.S. stock market has returned an average of 11% to 12% per year, not per quarter. We encourage you to keep that in mind should the market regress to its pattern of more moderate performance. But when will this happen?

     The answer is, nobody really knows. And the only consensus seems to be that there is no consensus. For example, are stock prices really too high? Or have the old valuation rules outlived their usefulness? Is the Asian economic crisis keeping global inflation in check and interest rates low? Or is it simply waiting in the wings, ready to waylay corporate profitability?

     Going forward, companies that can perform on their own merits will most likely be the ones offering the best opportunities. Those are the kinds of companies our portfolio managers are proud to find, one at a time, no matter how the market's doing.

     We're also proud to introduce a new addition to our family of Funds and Variable Annuities: the Touchstone Value Plus Portfolios. These Portfolios, managed by Fort Washington Investment Advisors, seek long-term capital growth by investing primarily in large cap stocks that are considered fundamentally undervalued. These are sound companies with unique competitive advantages and proven management.

     Our other outstanding portfolio managers also keep their ears to the ground. They listen and watch for major forces that drive the markets, such as corporate restructurings, the retirement plan revolution, the move to liquidity, and the mainstreaming of technology -- forces that have made the U.S. the envy of the global economy, and are now beginning to make their way overseas. Beyond finding individual companies that may benefit from these forces, our job is to look forward and see how Touchstone can best take advantage of these trends to better serve you.

     I'd like to take this opportunity to thank you for the success we've shared together. We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,

/s/ EDWARD G. HARNESS
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Please visit us on the World Wide Web at www.touchstonefunds.com

------------------------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call (800) 669-2796. Please read the prospectus carefully before investing or sending money.

                      [This Page Intentionally Left Blank]

           [TOUCHSTONE LOGO]
                                   TOUCHSTONE

                             Western-Southern Life
                               Assurance Company

                               Separate Account 1













                   ------------------------------------------
                               SEMIANNUAL REPORT
                                 JUNE 30, 1998
                   ------------------------------------------

                      [This Page Intentionally Left Blank]

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Statement of Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments at current market value:
     Select Advisors Variable Insurance Trust
       Emerging Growth Portfolio (1,520,883 shares, cost
        $22,588,936)                                          $ 24,759,979
       International Equity Portfolio (1,624,866 shares,
        cost $20,406,911)                                       24,113,013
       Balanced Portfolio (2,164,647 shares, cost
        $30,510,350)                                            32,188,307
       Income Opportunity Portfolio (3,097,673 shares, cost
        $35,299,546)                                            33,021,190
       Standby Income Portfolio (1,573,432 shares, cost
        $15,745,071)                                            15,734,319
       Value Plus Portfolio (107,471 shares, cost
        $1,039,532)                                              1,057,511

     Select Advisors Portfolios
       Growth & Income Portfolio II (69.594893% beneficial
        interest $41,244,632)                                   47,480,458
       Bond Portfolio II (55.595318% beneficial interest
        $16,217,003)                                            17,398,317
                                                              ------------
          Total Assets                                         195,753,094
                                                              ------------

LIABILITIES
  Accounts Payable                                                   9,555
                                                              ------------
          Total Liabilities                                          9,555
                                                              ------------
               Total net assets                               $195,743,539
                                                              ============

NET ASSETS
  Variable annuity contracts                                  $195,742,225
  Retained in the variable account by Western-Southern Life
     Assurance Company                                               1,314
                                                              ------------
               Total net assets                               $195,743,539
                                                              ============

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Statement of Operations and Changes in Net Assets
For the period from January 1, 1998 to June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                          EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                           GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                             TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------   -----------   -------------   -----------   -----------   -----------
INCOME:
   Dividends and capital gains            $  1,925,792   $   --         $   --         $   309,866   $ 1,256,813   $   359,113
   Miscellaneous income (loss)                  30,265           895         10,196            832         2,004         3,620
EXPENSES:
   Mortality and expense risk, and
     administrative charge                   1,045,584       133,938        121,743        170,009       187,206        89,309
                                          ------------   -----------    -----------    -----------   -----------   -----------
 Net investment income (loss)                  910,473      (133,043)      (111,547)       140,689     1,071,611       273,424
                                          ------------   -----------    -----------    -----------   -----------   -----------
 Net change in unrealized appreciation
   (depreciation) on investments             7,678,811       701,740      3,528,796      1,221,004    (1,245,521)         (891)
 Realized gain (loss) on investments           443,221       267,110        104,079        107,247       (33,509)       (1,701)
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net realized and unrealized gain (loss)
 on investments                              8,122,032       968,850      3,632,875      1,328,251    (1,279,030)       (2,592)
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations                   9,032,505       835,807      3,521,328      1,468,940      (207,419)      270,832
                                          ------------   -----------    -----------    -----------   -----------   -----------
Contract owners activity:
 Payments received from contract owners     70,478,069     7,853,578      6,676,990     11,905,464    11,975,617     9,086,356
 Net transfers between sub-accounts
   and/or fixed account                        717,595     1,197,180      1,290,200      1,094,149      (414,342)   (4,757,846)
 Withdrawals and surrenders                 (4,994,111)     (692,540)      (516,294)      (882,020)     (883,049)     (379,455)
 Contract maintenance charge                   (38,620)       (5,596)        (4,681)        (5,581)       (7,454)       (1,825)
                                          ------------   -----------    -----------    -----------   -----------   -----------
 Net increase from contract activity        66,162,933     8,352,622      7,446,215     12,112,012    10,670,772     3,947,230
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net increase (decrease) in net assets       75,195,438     9,188,429     10,967,543     13,580,952    10,463,353     4,218,062
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net assets, at beginning of period         120,548,101    15,571,456     13,145,364     18,607,225    22,557,696    11,517,000
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net assets, at end of period              $195,743,539   $24,759,885    $24,112,907    $32,188,177   $33,021,049   $15,735,062
                                          ============   ===========    ===========    ===========   ===========   ===========

                                             VALUE       GROWTH &
                                             PLUS         INCOME         BOND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------   -----------
INCOME:
   Dividends and capital gains            $   --        $   --        $   --
   Miscellaneous income (loss)                  (799)        10,334         3,183
EXPENSES:
   Mortality and expense risk, and
     administrative charge                       463        251,585        91,331
                                          ----------    -----------   -----------
 Net investment income (loss)                 (1,262)      (241,251)      (88,148)
                                          ----------    -----------   -----------
 Net change in unrealized appreciation
   (depreciation) on investments              17,979      2,863,888       591,816
 Realized gain (loss) on investments              (5)       --            --
                                          ----------    -----------   -----------
Net realized and unrealized gain (loss)
 on investments                               17,974      2,863,888       591,816
                                          ----------    -----------   -----------
Net increase (decrease) in net assets
 resulting from operations                    16,712      2,622,637       503,668
                                          ----------    -----------   -----------
Contract owners activity:
 Payments received from contract owners      151,687     16,331,336     6,497,041
 Net transfers between sub-accounts
   and/or fixed account                      890,268      2,009,753      (591,767)
 Withdrawals and surrenders                   (1,510)    (1,263,052)     (376,191)
 Contract maintenance charge                  --            (10,628)       (2,855)
                                          ----------    -----------   -----------
 Net increase from contract activity       1,040,445     17,067,409     5,526,228
                                          ----------    -----------   -----------
Net increase (decrease) in net assets      1,057,157     19,690,046     6,029,896
                                          ----------    -----------   -----------
Net assets, at beginning of period            --         27,783,481    11,365,879
                                          ----------    -----------   -----------
Net assets, at end of period              $1,057,157    $47,473,527   $17,395,775
                                          ==========    ===========   ===========

Statement of Operations and Changes in Net Assets

For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                          EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                           GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                             TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------   -----------   -------------   -----------   -----------   -----------
INCOME:
   Dividends and capital gains            $  5,409,296   $   834,976    $   709,520    $ 1,376,386   $ 2,070,121   $   418,293
   Miscellaneous income (loss)                   3,218         3,731          2,880         (2,658)       (3,840)          328
EXPENSES:
   Mortality and expense risk, and
     administrative charge                     939,202       122,709        108,285        135,364       179,897       103,640
                                          ------------   -----------    -----------    -----------   -----------   -----------
 Net investment income (loss)                4,473,312       715,998        604,115      1,238,364     1,886,384       314,981
                                          ------------   -----------    -----------    -----------   -----------   -----------
 Net change in unrealized appreciation
   (depreciation) on investments             4,261,510     1,424,333         71,338        292,397    (1,073,439)      (10,274)
 Realized gain (loss) on investments           735,060       360,604        196,132         25,029       154,273          (978)
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net realized and unrealized gain (loss)
 on investments                              4,996,570     1,784,937        267,470        317,426      (919,166)      (11,252)
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations                   9,469,882     2,500,935        871,585      1,555,790       967,218       303,729
                                          ------------   -----------    -----------    -----------   -----------   -----------
Contract owners activity:
 Payments received from contract owners     85,891,128     9,661,438      8,570,847     12,652,990    17,117,095    14,114,244
 Net transfers between sub-accounts
   and/or fixed account                        414,133       764,178        877,161      1,086,970      (243,339)   (5,891,834)
 Withdrawals and surrenders                 (2,638,983)     (384,782)      (287,848)      (364,055)     (532,734)     (293,869)
 Contract maintenance change                   (23,424)       (3,521)        (3,073)        (3,299)       (4,491)       (1,006)
                                          ------------   -----------    -----------    -----------   -----------   -----------
 Net increase from contract activity        83,642,854    10,037,313      9,157,087     13,372,606    16,336,531     7,927,535
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net increase (decrease) in net assets       93,112,736    12,538,248     10,028,672     14,928,396    17,303,749     8,231,264
Net assets, at beginning of period          27,435,365     3,033,208      3,116,692      3,678,829     5,253,947     3,285,736
                                          ------------   -----------    -----------    -----------   -----------   -----------
Net assets, at end of period              $120,548,101   $15,571,456    $13,145,364    $18,607,225   $22,557,696   $11,517,000
                                          ============   ===========    ===========    ===========   ===========   ===========

                                                         GROWTH &
                                                          INCOME         BOND
                                                        SUB-ACCOUNT   SUB-ACCOUNT
                                                        -----------   -----------
INCOME:
   Dividends and capital gains                          $   --        $   --
   Miscellaneous income (loss)                                3,168          (391)
EXPENSES:
   Mortality and expense risk, and
     administrative charge                                  207,267        82,040
                                                        -----------   -----------
 Net investment income (loss)                              (204,099)      (82,431)
                                                        -----------   -----------
 Net change in unrealized appreciation
   (depreciation) on investments                          3,058,688       498,467
 Realized gain (loss) on investments                        --            --
                                                        -----------   -----------
Net realized and unrealized gain (loss)
 on investments                                           3,058,688       498,467
                                                        -----------   -----------
Net increase (decrease) in net assets
 resulting from operations                                2,854,589       416,036
                                                        -----------   -----------
Contract owners activity:
 Payments received from contract owners                  17,225,945     6,548,569
 Net transfers between sub-accounts
   and/or fixed account                                   1,881,077     1,939,920
 Withdrawals and surrenders                                (560,767)     (214,928)
 Contract maintenance change                                 (6,180)       (1,854)
                                                        -----------   -----------
 Net increase from contract activity                     18,540,075     8,271,707
                                                        -----------   -----------
Net increase (decrease) in net assets                    21,394,664     8,687,743
Net assets, at beginning of period                        6,388,817     2,678,136
                                                        -----------   -----------
Net assets, at end of period                            $27,783,481   $11,365,879
                                                        ===========   ===========

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION

     Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

     The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The Account has eight investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

     Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3.  CONTRACT CHARGES

     Certain deductions for administrative and risk charges are deducted from the contract value in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Variable Annuity. For the Touchstone Select Variable Annuity the effective rates are 1.35% for the Standard Death Benefit (Option 1), 1.45% for the Annual Step Up Death Benefit (Option 2) and 1.55% for the Accumulating Death Benefit (Option
3).

     The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Variable Annuity the contract maintenance charge is $35 for the first ten Contract Years and the lesser of (a) $35 and (b) 0.17% of the Contract Value after the tenth Contract Anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten Contract Years, and if the Contract Value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 and (b) 0.14% of the Contract Value.

     Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

4.  USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6.  PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares and beneficial interests of the Portfolios purchased and proceeds from shares and beneficial interests of the Portfolios sold by the corresponding sub-accounts for the period January 1, 1998 to June 30, 1998.

                                             PURCHASES       SALES
                                            -----------    ----------
Select Advisors Variable Insurance Trust
  Emerging Growth Portfolio                 $ 9,342,444    $1,122,743
  International Equity Portfolio              7,788,299       453,498
  Balanced Portfolio                         12,907,516       654,669
  Income Opportunity Portfolio               12,730,110       987,491
  Standby Income Portfolio                   10,127,472     5,906,833
  Value Plus Portfolio                        1,039,827           291
Select Advisors Portfolios
  Growth & Income Portfolio II               18,742,303     1,909,212
  Bond Portfolio II                           6,965,958     1,525,335

7.  UNIT VALUES

     The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1998 to June 30, 1998. Eight unit values are calculated for the Touchstone Variable Annuity. Eight unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.

                                                                             TRANSFERS
                                         BEGINNING     UNITS      UNITS     BETWEEN SUB-    ENDING        UNIT         ENDING
                                           UNITS     PURCHASED   REDEEMED     ACCOUNTS       UNITS       VALUE         VALUE
                                         ---------   ---------   --------   ------------   ---------   ----------   ------------
Touchstone Variable Annuity
Emerging Growth                            921,086    410,121    (39,626)       68,677     1,360,258    17.753079   $ 24,148,769
International Equity                       939,980    387,470    (32,451)       82,363     1,377,362    17.165699     23,643,377
Balanced                                 1,153,567    654,663    (51,842)       66,383     1,822,771    17.214941     31,378,902
Income Opportunity                       1,296,326    631,569    (49,852)      (25,408)    1,852,635    17.445988     32,321,052
Standby Income                           1,033,781    767,489    (33,825)     (415,834)    1,351,611    11.367391     15,364,290
Value Plus                                      --     14,544       (137)       89,637       104,044     9.818293      1,021,534
Growth & Income                          1,658,720    853,584    (70,025)      107,813     2,550,092    18.278423     46,611,669
Bond                                       936,431    487,351    (30,601)      (48,239)    1,344,942    12.589367     16,931,965
                                                                                                                    ------------
    Total -- Touchstone Variable
      Annuity                                                                                                        191,421,558

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                             TRANSFERS
                                         BEGINNING     UNITS      UNITS     BETWEEN SUB-    ENDING        UNIT         ENDING
                                           UNITS     PURCHASED   REDEEMED     ACCOUNTS       UNITS       VALUE         VALUE
                                         ---------   ---------   --------   ------------   ---------   ----------   ------------
Touchstone Select Variable Annuity --
  Option 1
Emerging Growth                                 --     17,303         --            --        17,303    10.116422        175,045
International Equity                            --        721         --            --           721    11.225802          8,096
Balanced                                        --      4,204         --            --         4,204    10.347604         43,497
Income Opportunity                              --      5,748         --            --         5,748     9.796706         56,310
Standby Income                                  --     11,585         --            --        11,585    10.138822        117,453
Value Plus                                      --          4         --            --             4     9.818293             39
Growth & Income                                 --      9,959         --            --         9,959    10.236801        101,953
Bond                                            --        516         --            --           516    10.235787          5,279
                                                                                                                    ------------
    Total -- Touchstone Select Variable
      Annuity -- Option 1                                                                                                507,672

Touchstone Select Variable Annuity --
  Option 2
Emerging Growth                                 --     29,887        (61)        1,286        31,112    10.113068   $    314,639
International Equity                            --     26,067        (56)         (597)       25,414    11.222086        285,195
Balanced                                        --     45,096        (61)        1,265        46,300    10.344165        478,936
Income Opportunity                              --     40,199        (68)        1,427        41,558     9.793456        406,994
Standby Income                                  --     19,464         --        (7,227)       12,237    10.135458        124,032
Value Plus                                      --      1,038        (19)        2,603         3,622     9.816701         35,555
Growth & Income                                 --     47,142        (69)        1,316        48,389    10.233806        495,202
Bond                                            --     23,183         --            64        23,247    10.233475        237,899
                                                                                                                    ------------
    Total -- Touchstone Select Variable
      Annuity -- Option 2                                                                                              2,378,452

Touchstone Select Variable Annuity --
  Option 3
Emerging Growth                                 --     12,018         (7)           --        12,011    10.109703        121,432
International Equity                            --     15,716         (6)           --        15,710    11.218361        176,239
Balanced                                        --     27,784        (45)           --        27,739    10.340730        286,842
Income Opportunity                              --     24,229        (52)           --        24,177     9.790197        236,693
Standby Income                                  --     12,760         --            --        12,760    10.132093        129,287
Value Plus                                      --          3         --            --             3     9.815111             29
Growth & Income                                 --     25,928        (50)           --        25,878    10.228822        264,703
Bond                                            --     21,575         (5)           --        21,570    10.228759        220,632
                                                                                                                    ------------
    Total -- Touchstone Select Variable
      Annuity -- Option 3                                                                                              1,435,857

        Total                                                                                                       $195,743,539
                                                                                                                    ============

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1--TOUCHSTONE VARIABLE ANNUITY
Supplementary Information-selected Per Share Data and Ratios
(Selected data for a share of accumulation unit outstanding throughout each year)
--------------------------------------------------------------------------------

                                                    EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                     GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------   -----------
FOR THE SIX MONTHS ENDED JUNE 30, 1998
 (UNAUDITED)
Per share data
 Investment income                                 $   --         $  --          $ 0.184061    $ 0.767918    $ 0.301723
 Expenses                                            0.116894       0.105156       0.112493      0.118542      0.074863
                                                   ----------     ----------     ----------    ----------    ----------
Net investment income (loss)                        (0.116894)     (0.105156)      0.071568      0.649376      0.226860
Net realized and unrealized gain (loss) on
 investments                                         0.964429       3.286131       1.013203     (0.604638)    (0.000123)
                                                   ----------     ----------     ----------    ----------    ----------
Net increase (decrease) in net asset value           0.847535       3.180975       1.084771      0.044738      0.226737
 Beginning of period                                16.905544      13.984724      16.130170     17.401250     11.140654
                                                   ----------     ----------     ----------    ----------    ----------
 End of period                                     $17.753079     $17.165699     $17.214941    $17.445988    $11.367391
                                                   ==========     ==========     ==========    ==========    ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.66%          0.65%          0.67%         0.67%         0.66%
 Ratio of investment income-net to average net
   assets(%)                                            -0.66%         -0.60%          0.55%         3.86%         2.01%

                                                      VALUE       GROWTH &
                                                      PLUS*        INCOME         BOND
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -----------   -----------
FOR THE SIX MONTHS ENDED JUNE 30, 1998
 (UNAUDITED)
Per share data
 Investment income                                 $   --        $   --        $   --
 Expenses                                            0.021545      0.119699      0.082314
                                                   ----------    ----------    ----------
Net investment income (loss)                        (0.021545)    (0.119699)    (0.082314)
Net realized and unrealized gain (loss) on
 investments                                        (0.160162)     1.648167      0.534240
                                                   ----------    ----------    ----------
Net increase (decrease) in net asset value          (0.181707)     1.528468      0.451926
 Beginning of period                                10.000000     16.749955     12.137441
                                                   ----------    ----------    ----------
 End of period                                     $ 9.818293    $18.278423    $12.589367
                                                   ==========    ==========    ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.09%         0.67%         0.64%
 Ratio of investment income-net to average net
   assets(%)                                            -0.24%        -0.64%        -0.61%

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1--TOUCHSTONE VARIABLE ANNUITY**
--------------------------------------------------------------------------------

                                                    EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                     GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------   -----------

FOR THE YEAR ENDED DECEMBER 31, 1997
Per share data
 Investment income                                 $ 0.914814    $ 0.759815     $ 1.297872   $ 2.211330    $ 0.586459
 Expenses                                            0.197048      0.179407       0.200630     0.227065      0.146437
                                                   ----------    ----------     ----------   ----------    ----------
Net investment income (loss)                         0.717766      0.580408       1.097242     1.984265      0.440022
Net realized and unrealized gain (loss) on
 investments                                         3.369931      1.053431       1.250190    (0.310492)    (0.010786)
                                                   ----------    ----------     ----------   ----------    ----------
Net increase (decrease) in net asset value           4.087697      1.633839       2.347432     1.673773      0.429236
 Beginning of year                                  12.817847     12.350885      13.782738    15.727477     10.711418
                                                   ----------    ----------     ----------   ----------    ----------
 End of year                                       $16.905544    $13.984724     $16.130170   $17.401250    $11.140654
                                                   ==========    ==========     ==========   ==========    ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             1.32%         1.33%          1.21%        1.29%         1.40%
 Ratio of investment income-net to average net
   assets(%)                                             7.70%         7.43%         11.11%       13.57%         4.26%

                                                     GROWTH &
                                                     INCOME         BOND
                                                   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -----------

FOR THE YEAR ENDED DECEMBER 31, 1997
Per share data
 Investment income                                 $   --       $   --
 Expenses                                            0.204446     0.156956
                                                   ----------   ----------
Net investment income (loss)                        (0.204446)   (0.156956)
Net realized and unrealized gain (loss) on
 investments                                         2.792923     0.899266
                                                   ----------   ----------
Net increase (decrease) in net asset value           2.588477     0.742310
 Beginning of year                                  14.161478    11.395131
                                                   ----------   ----------
 End of year                                       $16.749955   $12.137441
                                                   ==========   ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             1.21%        1.17%
 Ratio of investment income-net to average net
   assets(%)                                            -1.19%       -1.17%

------------------------------
 * Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.
** The first Touchstone Select Variable Annuity contract was issued on March 2,
   1998. This supplementary information for the year ended December 31, 1997 relates only to the Touchstone Variable Annuity.

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1--
TOUCHSTONE SELECT VARIABLE ANNUITY--OPTION 1**
Supplementary Information-selected Per Share Data and Ratios
(Selected data for a share of accumulation unit outstanding throughout each year)
--------------------------------------------------------------------------------

                                                    EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                     GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------   -----------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
Per share data
 Investment income                                 $       --     $       --     $ 0.110636    $ 0.289183    $ 0.184488
 Expenses                                            0.046345       0.048813       0.046925      0.045709      0.045514
                                                   ----------     ----------     ----------    ----------    ----------
Net investment income (loss)                        (0.046345)     (0.048813)      0.063711      0.243474      0.138974
Net realized and unrealized gain (loss) on
 investments                                         0.162767       1.274615       0.283893     (0.446768)    (0.000152)
                                                   ----------     ----------     ----------    ----------    ----------
Net increase (decrease) in net asset value           0.116422       1.225802       0.347604     (0.203294)     0.138822
 Beginning of period                                10.000000      10.000000      10.000000     10.000000     10.000000
                                                   ----------     ----------     ----------    ----------    ----------
 End of period                                     $10.116422     $11.225802     $10.347604    $ 9.796706    $10.138822
                                                   ==========     ==========     ==========    ==========    ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.66%          0.65%          0.67%         0.67%         0.66%
 Ratio of investment income-net to average net
   assets(%)                                            -0.66%         -0.60%          0.55%         3.86%         2.01%

                                                      VALUE       GROWTH &
                                                      PLUS*        INCOME         BOND
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -----------   -----------
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED
Per share data
 Investment income                                 $       --    $       --    $       --
 Expenses                                            0.021545      0.046866      0.045636
                                                   ----------    ----------    ----------
Net investment income (loss)                        (0.021545)    (0.046866)    (0.045636)
Net realized and unrealized gain (loss) on
 investments                                        (0.160162)     0.283667      0.281423
                                                   ----------    ----------    ----------
Net increase (decrease) in net asset value          (0.181707)     0.236801      0.235787
 Beginning of period                                10.000000     10.000000     10.000000
                                                   ----------    ----------    ----------
 End of period                                     $ 9.818293    $10.236801    $10.235787
                                                   ==========    ==========    ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.09%         0.67%         0.64%
 Ratio of investment income-net to average net
   assets(%)                                            -0.24%        -0.64%        -0.61%

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1--
TOUCHSTONE SELECT VARIABLE ANNUITY--OPTION 2**
--------------------------------------------------------------------------------

                                                    EMERGING     INTERNATIONAL                   INCOME        STANDBY     VALUE
                                                     GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      PLUS*
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------   ----------- -----------

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
Per share data
 Investment income                                 $       --    $       --     $ 0.110613   $ 0.289120    $ 0.184458   $       --
 Expenses                                            0.049743      0.052391       0.050366     0.049060      0.048851     0.023128
                                                   ----------    ----------     ----------   ----------    ----------   ----------
Net investment income (loss)                        (0.049743)    (0.052391)      0.060247     0.240060      0.135607    (0.023128)
Net realized and unrealized gain (loss) on
 investments                                         0.162811      1.274477       0.283918    (0.446604)    (0.000149)   (0.160171)
                                                   ----------    ----------     ----------   ----------    ----------   ----------
Net increase (decrease) in net asset value           0.113068      1.222086       0.344165    (0.206544)     0.135458    (0.183299)
 Beginning of period                                10.000000     10.000000      10.000000    10.000000     10.000000    10.000000
                                                   ----------    ----------     ----------   ----------    ----------   ----------
 End of period                                     $10.113068    $11.222086     $10.344165   $ 9.793456    $10.135458   $ 9.816701
                                                   ==========    ==========     ==========   ==========    ==========   ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.66%         0.65%          0.67%        0.67%         0.66%        0.09%
 Ratio of investment income-net to average net
   assets(%)                                            -0.66%        -0.60%          0.55%        3.86%         2.01%       -0.24%


                                                   GROWTH &
                                                    INCOME         BOND
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   -----------

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED
Per share data
 Investment income                                 $       --   $       --
 Expenses                                            0.050305     0.048988
                                                   ----------   ----------
Net investment income (loss)                        (0.050305)   (0.048988)
Net realized and unrealized gain (loss) on
 investments                                         0.284111     0.282463
                                                   ----------   ----------
Net increase (decrease) in net asset value           0.233806     0.233475
 Beginning of period                                10.000000    10.000000
                                                   ----------   ----------
 End of period                                     $10.233806   $10.233475
                                                   ==========   ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.67%        0.64%
 Ratio of investment income-net to average net
   assets(%)                                            -0.64%       -0.61%

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1--
TOUCHSTONE SELECT VARIABLE ANNUITY--OPTION 3**
--------------------------------------------------------------------------------

                                                    EMERGING     INTERNATIONAL                   INCOME        STANDBY     VALUE
                                                     GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME      PLUS*
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------   ----------- -----------

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
Per share data
 Investment income                                 $       --    $       --     $ 0.110590   $ 0.289056    $ 0.184428   $       --
 Expenses                                            0.053140      0.055969       0.053805     0.052410      0.052187     0.024709
                                                   ----------    ----------     ----------   ----------    ----------   ----------
Net investment income (loss)                        (0.053140)    (0.055969)      0.056785     0.236646      0.132241    (0.024709)
Net realized and unrealized gain (loss) on
 investments                                         0.162843      1.274330       0.283945    (0.446449)    (0.000148)   (0.160180)
                                                   ----------    ----------     ----------   ----------    ----------   ----------
Net increase (decrease) in net asset value           0.109703      1.218361       0.340730    (0.209803)     0.132093    (0.184889)
 Beginning of period                                10.000000     10.000000      10.000000    10.000000     10.000000    10.000000
                                                   ----------    ----------     ----------   ----------    ----------   ----------
 End of period                                     $10.109703    $11.218361     $10.340730   $ 9.790197    $10.132093   $ 9.815111
                                                   ==========    ==========     ==========   ==========    ==========   ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.66%         0.65%          0.67%        0.67%         0.66%        0.09%
 Ratio of investment income-net to average net
   assets(%)                                            -0.66%        -0.60%          0.55%        3.86%         2.01%       -0.24%



                                                   GROWTH &
                                                    INCOME         BOND
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   -----------

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED
Per share data
 Investment income                                 $       --   $       --
 Expenses                                            0.053733     0.052327
                                                   ----------   ----------
Net investment income (loss)                        (0.053733)   (0.052327)
Net realized and unrealized gain (loss) on
 investments                                         0.282555     0.281086
                                                   ----------   ----------
Net increase (decrease) in net asset value           0.228822     0.228759
 Beginning of period                                10.000000    10.000000
                                                   ----------   ----------
 End of period                                     $10.228822   $10.228759
                                                   ==========   ==========
Ratios
 Ratio of operating expense to average net
   assets(%)                                             0.67%        0.64%
 Ratio of investment income-net to average net
   assets(%)                                            -0.64%       -0.61%

------------------------------
 * Calculation of the Value Plus Unit Values began May 1, 1998, when that sub-account commenced operations.

** Supplementary information for the year ended December 31, 1997 is not available for the Touchstone Select Variable Annuity as the first contract was issued on March 2, 1998.

    The accompanying notes are an integral part of the financial statements.
                                        7